Retirement Plans - Expected Benefit Payments (Detail) - Pension Benefits $ in Millions	Dec. 31, 2016 USD ($)
Qualified
Defined Benefit Plan Disclosure [Line Items]
2017	$ 123
2018	127
2019	132
2020	135
2021	139
2022-2026	740
Non-Qualified & International
Defined Benefit Plan Disclosure [Line Items]
2017	5
2018	5
2019	5
2020	6
2021	6
2022-2026	$ 30